ORGANIZATION AND BASIS OF PRESENTATION (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) segment $ / shares shares	Dec. 31, 2025 USD ($) segment $ / shares shares	Dec. 31, 2024 segment $ / shares shares	Mar. 18, 2025 $ / shares shares	Jun. 14, 2024 $ / shares shares	Mar. 18, 2024 $ / shares shares
ORGANIZATION AND BASIS OF PRESENTATION
Number of operating segments | segment	1
Authorized shares | shares	50,000	50,000		50,000
Common stock, par value | $ / shares	$ 1	$ 1		$ 1
SL BIO LTD
ORGANIZATION AND BASIS OF PRESENTATION
Number of operating segments | segment		3	3
Number of reporting segments | segment		3	3
Initial authorized and issued share capital | $	$ 500,000	$ 500,000
Authorized shares | shares	5,000,000	5,000,000	5,000,000		5,000,000	5,000,000
Common stock, par value | $ / shares	$ 0.1	$ 0.1	$ 0.1		$ 0.1	$ 0.1
Business combination agreement, par value of common stock | $ / shares	$ 0.0001	$ 0.0001
SL BIO LTD | SL Bio Taiwan
ORGANIZATION AND BASIS OF PRESENTATION
Ownership percentage					100.00%